International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Other investments	$ 420,670	$ 388,563
Other assets	130,711	158,862
Total assets	12,196,520	12,079,477
Liabilities:
Junior subordinated deferrable interest debentures	175,416	190,726
Other liabilities	69,527	39,587
Total liabilities	10,615,862	10,655,069
Shareholders' equity:
Common shares	95,784	95,744
Surplus	165,520	163,947
Retained earnings	1,585,389	1,467,000
Accumulated other comprehensive income (loss)	11,397	(43,774)
Total shareholders' equity before treasury stock	1,858,090	1,682,917
Less cost of shares in treasury	(277,432)	(258,509)
Total shareholders' equity	1,580,658	1,424,408	1,435,708	1,600,165
Total liabilities and shareholders' equity	12,196,520	12,079,477
Parent Company
ASSETS
Cash	9,252	8,106
Other investments	69,042	62,381
Notes receivable	204	313
Investment in subsidiaries	1,691,553	1,556,932
Other assets	50	197
Total assets	1,770,101	1,627,929
Liabilities:
Junior subordinated deferrable interest debentures	175,416	190,726
Due to IBC Trading	21	21
Other liabilities	14,006	12,774
Total liabilities	189,443	203,521
Shareholders' equity:
Common shares	95,784	95,744
Surplus	165,520	163,947
Retained earnings	1,585,389	1,467,000
Accumulated other comprehensive income (loss)	11,397	(43,774)
Total shareholders' equity before treasury stock	1,858,090	1,682,917
Less cost of shares in treasury	(277,432)	(258,509)
Total shareholders' equity	1,580,658	1,424,408
Total liabilities and shareholders' equity	$ 1,770,101	$ 1,627,929